Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Disclosure and Measurement on Recurring Basis

		Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	10,848		10,848
Money market funds	1,719	1,719

Short-term investments:
Held-to-maturity debt investments	107,654		107,654

Long-term investments:
Held-to-maturity debt investment	491		491

Long-term notes payable	45,282		45,282

Convertible senior notes	14,142		14,142

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	5,637		5,637

Long-term investments:
Equity investments at fair value with readily determinable fair value	11,334	11,334
Investments accounted for at fair value	1,819			1,819
Available-for-sale debt investments	3,970			3,970

Other non-current assets:
Derivative instruments	24		24

Total assets measured at fair value	22,784	11,334	5,661	5,789

Accounts payable and accrued liabilities:
Derivative instruments	125			125

Amounts due to related parties, non-current:
Financial liability	401		401

Total liabilities measured at fair value	526		401	125

		Fair value measurement or disclosure at December 31, 2020 using
	Total fair value at December 31, 2020		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	US$	RMB	RMB	RMB
	(In millions)
Fair value disclosure

Cash equivalents:
Time deposits	16,133	2,472		16,133
Money market funds	198	30	198

Short-term investments:
Held-to-maturity debt investments	124,132	19,024		124,132

Convertible senior notes, current portion	4,967	761		4,967

Long-term investments:
Held-to-maturity debt investment	9,754	1,495		9,754

Long-term notes payable	52,575	8,057		52,575

Convertible senior notes, non-current portion	12,078	1,851		12,078

Fair value measurements on a recurring basis

Short-term investments:
Available-for-sale debt investments	2,865	439		2,865

Long-term investments:
Equity investments at fair value with readily determinable fair value	12,978	1,989	12,978
Investments accounted for at fair value	2,238	343			2,238
Available-for-sale debt investments	2,607	400			2,607

Total assets measured at fair value	20,688	3,171	12,978	2,865	4,845

Accounts payable and accrued liabilities:
Derivative instruments	40	6		40

Amounts due to related parties, current:
Financial liability	327	50		327

Total liabilities measured at fair value	367	56	—	367

Schedule of rolling forward of Investments accounted for at fair value categorized within Level 3 under the fair value hierarchy
Investments accounted for at fair value:

Amounts
RMB
(In millions)
Balance at December 31, 2018	1,457
Additions	282
Disposals	(128)
Net unrealized fair value increase recognized in earnings	197
Foreign currency translation adjustments	11

Balance at December 31, 2019	1,819
Additions	371
Disposals	(63)
Net unrealized fair value increase recognized in earnings	151
Foreign currency translation adjustments	(40)

Balance at December 31, 2020	2,238

Balance at December 31, 2020, in US$	343

Schedule of rolling forward of available-for-sale debt investments categorized within Level 3 under the fair value hierarchy
Available-for-sale
debt investments:

Amounts
RMB
(In millions)
Balance at December 31, 2018	1,167
Additions	2,785
Disposals	(20)
Net unrealized fair value increase recognized in other comprehensive income	91
Accrued interest	48
Impairment	(81)
Foreign currency translation adjustments	(20)

Balance at December 31, 2019	3,970
Additions	5
Disposals	(500)
Reclassification	412
Conversion to equity investment	(1,355)
Share of losses in excess of equity method investment in ordinary shares	(82)
Net unrealized fair value increase recognized in other comprehensive income	153
Accrued interest	68
Foreign currency translation adjustments	(64)

Balance at December 31, 2020	2,607

Balance at December 31, 2020, in US$	400

Summary of Assets Measured at Fair Value on a Non-Recurring Basis
The following table summarizes the Company’s financial assets held as of December 31, 2019 and 2020 for which a non-recurring
fair value measurement was recorded during the years

ended December 31, 2019 and 2020:

	Total Balance		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis

As of December 31, 2019
Long-term investments	22,778		14,105	358	8,315	(230)		(9,989)
Intangible assets	76		—	—	76			(406)

As of December 31, 2020
Long-term investments (i)	14,205	2,177	367	—	13,838	3,725	571	(1,862)	(285)
Intangible assets (i)	62	10	—	—	62			(350)	(54)
Mainland China film group—Licensed copyrights as of March 31, 2020 (ii)	7,186	1,101	—	—	7,186			(390)	(60)
Mainland China film group—Produced contents as of March 31, 2020 (ii)	4,124	632	—	—	4,124			(210)	(32)
Produced content monetized on its own (iii)	40	6	—	—	40			(205)	(31)

(i)
Due to factors such as the outbreak of coronavirus (COVID-19) resulting in declined financial performances and changes in business circumstances of certain investees, the Company recognized impairment charges of long-term investments as of March 31, 2020 June 30, 2020 and December 31, 2020. For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The Company also recognized impairment loss on intangible assets as of March 31, 2020.

(ii)
The outbreak of
COVID-19
during the first quarter of 2020 also has resulted in a downward adjustment to forecasted advertising revenues for the Mainland China film group. As a result, the Company performed an assessment to determine whether the fair value of the Mainland China film group was less than its unamortized film costs as of March 31, 2020 with the assistance of a third-party valuation firm. The Company uses a discounted cash flow approach to estimate the fair value. The Company estimated the most likely future cash flows based on historical results, economic useful lives or license periods and perception of future performance. The Company has incorporated those cash outflows necessary to generate the cash inflows, including future production, operation, exploitation and administrative costs, which were estimated at 32%-37% of revenue in aggregate. The discount rate was determined to be the weighted average cost of capital of the Mainland China film group at 15%. As of March 31, 2020, the fair value of the Mainland China film group was less than its corresponding carrying value and resulted in the Company recognizing an impairment charge of RMB390 million (US$60 million) related to licensed copyrights and RMB210 million (US$32 million) related to produced content, respectively. The impairment charge was recognized as cost of revenues in the consolidated statement of comprehensive income for the year ended December 31, 2020.

(iii)
In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, an impairment charge of RMB205 million (US$31 million) was recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statement of comprehensive income for the year ended December 31, 2020.